Borrowings	12 Months Ended
Jan. 01, 2012
Borrowings [Abstract]
Borrowings

7.    Borrowings

The components of long-term debt are as follows:

(Dollars in Millions)	2011		Effective Rate %		2010		Effective Rate %
5.15% Debentures due 2012	$599		5.18%		599		5.18
0.70% Notes due 2013	500		0.75		—		—
3.80% Debentures due 2013	500		3.82		500		3.82
3 month LIBOR+0% FRN due 2013	500		0.46		—		—
3 month LIBOR+0.09% FRN due 2014	750		0.55		—		—
1.20% Notes due 2014	999		1.24		—		—
2.15% Notes due 2016	898		2.22		—		—
5.55% Debentures due 2017	1,000		5.55		1,000		5.55
5.15% Debentures due 2018	898		5.15		898		5.15
4.75% Notes due 2019 (1B Euro 1.2892) (2)/(1B Euro 1.3268) (3)	1,282	(2)	5.35		1,319	(3)	5.35
3% Zero Coupon Convertible Subordinated Debentures due 2020	199		3.00		194		3.00
2.95% Debentures due 2020	541		3.15		541		3.15
3.55% Notes due 2021	446		3.67		—		—
6.73% Debentures due 2023	250		6.73		250		6.73
5.50% Notes due 2024 (500MM GBP 1.5421) (2)/ (500MM GBP 1.5403) (3)	765	(2)	5.71		764	(3)	5.71
6.95% Notes due 2029	294		7.14		294		7.14
4.95% Debentures due 2033	500		4.95		500		4.95
5.95% Notes due 2037	995		5.99		995		5.99
5.85% Debentures due 2038	700		5.86		700		5.86
4.50% Debentures due 2040	539		4.63		539		4.63
4.85% Notes due 2041	298		4.89		—		—
Other	132				76

	13,585	(4)	4.08	(1)	9,169	(4)	5.25	(1)
Less current portion	616				13

	$12,969				9,156

(1)	Weighted average effective rate.
(2)	Translation rate at January 1, 2012.
(3)	Translation rate at January 2, 2011.
(4)	The excess of the fair value over the carrying value of debt was $2.0 billion in 2011 and $1.0 billion in 2010.

Fair value of the non-current debt was estimated using market prices, which were corroborated by quoted broker prices in active markets.

The Company has access to substantial sources of funds at numerous banks worldwide. In September 2011, the Company secured a new 364-day Credit Facility. Total credit available to the Company approximates $10 billion, which expires September 20, 2012. Interest charged on borrowings under the credit line agreements is based on either bids provided by banks, the prime rate or London Interbank Offered Rates (LIBOR), plus applicable margins. Commitment fees under the agreements are not material.

Throughout 2011, the Company continued to have access to liquidity through the commercial paper market. Short-term borrowings and the current portion of long-term debt amounted to approximately $6.7 billion at the end of 2011, of which $5.3 billion was borrowed under the Commercial Paper Program. The remainder represents principally local borrowing by international subsidiaries.

The Company has a shelf registration with the U.S. Securities and Exchange Commission that enables the Company to issue debt securities and warrants to purchase debt securities on a timely basis. The Company issued bonds in May 2011 for a total of $4.4 billion for general corporate purposes.

Aggregate maturities of long-term obligations commencing in 2011 are:

(Dollars in Millions)
2012	2013	2014	2015	2016	After 2016
$616	1,545	1,816	—	898	8,710